NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Outstanding Instruments (Details)	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares
Options with a ratio of 1 option = 10 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding, beginning balance (in shares) | shares	19,810	19,810	40,804
Number of options, exercisable, beginning balance (in shares) | shares	19,810	19,810	40,804
Number of options granted (in shares) | shares			0
Number of options, forfeited during the year (in shares) | shares			(19,386)
Number of options, exercised during the year (in shares) | shares			(1,608)
Number of options, outstanding, ending balance (in shares) | shares	19,810	19,810	19,810
Number of options, exercisable, ending balance (in shares) | shares	19,810	19,810	19,810
Weighted average exercise price, outstanding, beginning balance (in euro per share) | € / shares	€ 122.50	€ 122.50	€ 97.34
Weighted average exercise price, exercisable, beginning balance (in euro per share) | € / shares	122.50	122.50	97.34
Weighted average exercise price, granted during the year (in euro per share) | € / shares			0
Weighted average exercise price, forfeited during the year (in euro per share) | € / shares			73.60
Weighted average exercise price, exercised during the year (in euro per share) | € / shares			73.60
Weighted average exercise price, outstanding, ending balance (in euro per share) | € / shares	122.50	122.50	122.50
Weighted average exercise price, exercisable, ending balance (in euro per share) | € / shares	€ 122.50	€ 122.50	€ 122.50
Options with a ratio of 1 option = 1 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding, beginning balance (in shares) | shares	1,904,211	1,291,336	897,246
Number of options, exercisable, beginning balance (in shares) | shares	636,376	236,525	173,899
Number of options granted (in shares) | shares		658,800	505,950
Number of options, forfeited during the year (in shares) | shares	(881,264)	(45,925)	(111,860)
Number of options, exercised during the year (in shares) | shares		0	0
Number of options, outstanding, ending balance (in shares) | shares	1,022,947	1,904,211	1,291,336
Number of options, exercisable, ending balance (in shares) | shares	549,097	636,376	236,525
Weighted average exercise price, outstanding, beginning balance (in euro per share) | € / shares	€ 7.09	€ 8.91	€ 10.26
Weighted average exercise price, exercisable, beginning balance (in euro per share) | € / shares	11.47	21.28	21.46
Weighted average exercise price, granted during the year (in euro per share) | € / shares		3.46	6.69
Weighted average exercise price, forfeited during the year (in euro per share) | € / shares	7.83	5.74	9.53
Weighted average exercise price, exercised during the year (in euro per share) | € / shares		0	0
Weighted average exercise price, outstanding, ending balance (in euro per share) | € / shares	6.45	7.09	8.91
Weighted average exercise price, exercisable, ending balance (in euro per share) | € / shares	€ 11.56	€ 11.47	€ 21.28